Organization and Business Description	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Organization and Business Description [Abstract]
Organization and Business Description

1. Organization and Business Description

Organization and Nature of Operations

TJGC Group Limited (“TJGC Group”) is a limited liability company established under the laws of the British Virgin Islands on May 13, 2022. TJGC Group’s registered office is located at Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, VG1110, British Virgin Islands and its principal place of business is situated at Unit F, 12/F, Kaiser Estate Phase 1, 41 Man Yue Street, Hunghom, Kowloon, Hong Kong. TJGC Group is a holding company with no business operation and its principal operating subsidiary is Ctrl Media Limited (“Ctrl Media”) which is principally engaged in one-stop game advertising. TJGC Group owns 100% of Ctrl Media which was incorporated in Hong Kong on June 6, 2014.

As of September 30, 2025, the Company has direct or indirect interests in the following subsidiaries:

Name	Place and date of incorporation	Ownership	Principal activity
Ctrl Media Limited	Hong Kong June 6, 2014	100%	Principally engaged in one-stop game advertising
Ctrl Games Limited	Hong Kong December 16, 2024	100%	Principally engaged in game publishing
Ctrl Solutions Limited	Hong Kong December 16, 2024	100%	Principally engaged in advertising consulting
Tongjiang Group Limited	Hong Kong September 19, 2025	100%	Principally engaged in consulting and trading

Reorganization

On January 6, 2023, TJGC Group acquired 20,000 shares of the Ctrl Media from Mr. Shum Tsz Cheung, Mr. Lam Kai Kwan and Mr. Siu Chun Pong for the reorganization. After the reorganization, Ctrl Media became a directly wholly owned subsidiary of TJGC Group.

Pursuant to the reorganization detailed above, TJGC Group has become the holding company of the Ctrl Media on January 6, 2023.

TJGC Group and its subsidiaries (the “Company”) resulting from the reorganization has always been under the common control of the same controlling shareholders before and after the reorganization. The consolidation of the Company has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

Initial Public Offering (“IPO”)

On January 23, 2025, the Company closed its IPO of 2,000,000 ordinary shares, no par value per share (the “Ordinary Shares”). The Ordinary Shares were priced at US$4.00 per share, and the offering was conducted on a firm commitment. Subsequently, on January 25, 2025, the underwriter exercised its over-allotment option to purchase an additional 300,000 ordinary shares of the Company at the public offering price of US$4.00 per share. The closing for the sale of the over-allotment shares took place on January 27, 2025. The IPO and the exercise of the over-allotment option with gross proceeds totaling US$9,200,000, before deducting underwriting discounts and offering expenses.

The Ordinary Shares were approved for listing on the Nasdaq Capital Market and commenced trading under the ticker symbol “MCTR” on January 22, 2025.

On January 24, 2025, R.F. Lafferty & Co., Inc., as the representative of the underwriters for the IPO, exercised its over-allotment option to purchase an additional 300,000 ordinary shares of the Company at the public offering price of $4.00 per share. The closing for the sale of the over-allotment shares took place on January 27, 2025.

1. Organization and Business Description

Organization and Nature of Operations

CTRL Group is a limited liability company established under the laws of the British Virgin Islands on May 13, 2022. Its registered office is located at Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, VG1110, British Virgin Islands and its principal place of business is situated at Unit F, 12/F, Kaiser Estate Phase 1, 41 Man Yue Street, Hunghom, Kowloon, Hong Kong. Ctrl Group is a holding company with no business operation and its principal operating subsidiary is Ctrl Media Limited (“Ctrl Media”) which is principally engaged in one-stop game advertising.

As of March 31, 2025, the Company had the following wholly-owned subsidiaries:

Name	Place and date of incorporation	Ownership	Principal activity
Ctrl Media Limited	Hong Kong June 6, 2014	100%	Principally engaged in one-stop game advertising
Ctrl Games Limited	Hong Kong December 16, 2024	100%	Principally engaged in game publishing
Ctrl Solutions Limited	Hong Kong December 16, 2024	100%	Principally engaged in advertising consulting

Reorganization

On January 6, 2023, Ctrl Group acquired 20,000 shares of the Ctrl Media from Mr. Shum Tsz Cheung, Mr. Lam Kai Kwan and Mr. Siu Chun Pong for the reorganization. After the reorganization, Ctrl Media became a directly wholly owned subsidiary of Ctrl Group.

Pursuant to the reorganization detailed above, Ctrl Group became the holding company of the Ctrl Media on January 6, 2023.

Ctrl Group and Ctrl Media resulting from the reorganization has always been under the common control of the same controlling shareholders before and after the reorganization. The consolidation of the Company has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

Initial Public Offering (“IPO”)

On January 23, 2025, the Company closed its IPO of 2,000,000 ordinary shares, no par value per share (the “Ordinary Shares”). The Ordinary Shares were priced at US$4.00 per share, and the offering was conducted on a firm commitment. Subsequently, on January 25, 2025, the underwriter exercised its over-allotment option to purchase an additional 300,000 ordinary shares of the Company at the public offering price of US$4.00 per share. The closing for the sale of the over-allotment shares took place on January 27, 2025. The IPO and the exercise of the over-allotment option with gross proceeds totaling US$9,200,000, before deducting underwriting discounts and offering expenses.

The Ordinary Shares were approved for listing on the Nasdaq Capital Market and commenced trading under the ticker symbol “MCTR” on January 22, 2025.

On January 24, 2025, R.F. Lafferty & Co., Inc., as the representative of the underwriters for the IPO, exercised its over-allotment option to purchase an additional 300,000 ordinary shares of the Company at the public offering price of $4.00 per share. The closing for the sale of the over-allotment shares took place on January 27, 2025.